NOTE 10 - PENSION PLANS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 153
Defined Benefit Plan, Narrative Description of Basis Used to Determine Overall Expected Long-term Rate-of-Return on Assets Assumption	6%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	387
Defined Benefit Plan, Other Information	All employees who have completed at least three consecutive months of service and are age eighteen or older are eligible to participate
Defined Contribution Plan, Employer Matching Contribution, Percent	25.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 1,000